Significant Accounting Policies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 USD ($)		Dec. 31, 2020 MXN ($) $ / shares agreement	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)
Disclosure of changes in accounting estimates [line items]
Interest income on loans and receivables		$ 6			$ 5			$ 5
Amortization expense for agreements with customers				$ 213,000,000		$ 273,000,000			$ 277,000,000
Loss from equity financial asset classified at FVOCI		$ 0	[1]	0		(216,000,000)	[2]		(1,039,000,000)
Impairment loss recognised in profit or loss, goodwill				$ 0		$ 0			$ 0
Minimum year of service for retirement benefits		10 years		10 years
Minimum age to qualify for benefits (age) | $ / shares				60
Distribution costs		$ 24,190			$ 25,068			$ 23,421
Profit sharing computation ratio on income		10.00%		10.00%
Applicable tax rate		30.00%		30.00%	30.00%	30.00%		30.00%	30.00%
Investments in joint ventures				$ 0		$ 0
Mexico
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				4
Brazil
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				1
Guatemala
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				3
Argentina
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				1
Venezuela
Disclosure of changes in accounting estimates [line items]
Number of bottler agreements | agreement				1
Glass Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live		3 years		3 years
PET Bottles
Disclosure of changes in accounting estimates [line items]
Property, plant and equipment, useful live		1 year 6 months		1 year 6 months
Bottler Agreement
Disclosure of changes in accounting estimates [line items]
Intangible assets renewable term		10 years		10 years
Venezuela
Disclosure of changes in accounting estimates [line items]
Loss from equity financial asset classified at FVOCI				$ 0
Mexico
Disclosure of changes in accounting estimates [line items]
Applicable tax rate		30.00%		30.00%	30.00%	30.00%		30.00%	30.00%
Mexico | Forecast
Disclosure of changes in accounting estimates [line items]
Applicable tax rate	30.00%

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3
[2]	The Company initially adopted IFRS 16 at January 1, 2019 using the modified retrospective approach under which the comparative information is not restated. – See Note 3.18